S000063466 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	86 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.58%	0.06%	2.61%
Bloomberg MSCI USD Green Bond Select Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.40%	0.14%	2.52%
iShares USD Green Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.16%	(0.07%)	2.35%
Performance Inception Date				Nov. 13, 2018
iShares USD Green Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.32%	(1.30%)	1.13%
iShares USD Green Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.21%	(0.59%)	1.27%

[1]	The Bloomberg MSCI USD Green Bond Select Index (Spliced) reflects the performance of the Bloomberg MSCI Global Green Bond Select (USD Hedged) Index through February 28, 2022 and the Bloomberg MSCI USD Green Bond Select Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.